Income tax benefit / (expense) - Narrative (Details) € in Millions		1 Months Ended	12 Months Ended
	Aug. 03, 2020 EUR (€) installment	Apr. 30, 2019 EUR (€)	Mar. 31, 2023 EUR (€) installment	Mar. 31, 2022 EUR (€)	Mar. 31, 2021 EUR (€)
Disclosure of contingent liabilities [line items]
Historical weighted average tax rate			24.00%
Italy | Withholding taxes
Disclosure of contingent liabilities [line items]
Litigation settlement, amount	€ 10.9	€ 3.6
Number of quarterly installments | installment	16
Current tax liabilities, non-current			€ 6.7	€ 9.8	€ 12.4
Number of quarterly installments paid | installment			4
Losses on litigation settlements			€ 3.0
Italy | Withholding taxes, 2018
Disclosure of contingent liabilities [line items]
Number of quarterly installments | installment			8
Current tax liabilities, non-current			€ 1.8	2.5	2.5
Germany | Tax contingent liability
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities				1.5	4.1
Germany | Royalty taxation
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities				€ 2.7	€ 0.0